Share-based compensation (Summary of Plan Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Option | 2011 Equity Incentive Plan
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)	634,489	776,475	2,025,894
Forfeited, (in shares)			(80,734)
Expired (in shares)	(143,416)	(141,986)	(51,305)
Modification (in shares)			1,117,380
Number of units outstanding, ending balance (in shares)	491,073	634,489	776,475
Number of units exercisable, ending balance (in shares)	455,719
Weighted-average strike price
Outstanding, Weighted-average grant-date fair value, beginning balance (in dollars per share)	$ 14.28	$ 15.55	$ 21.03
Forfeitures, Weighted-average grant-date fair value, (in dollars per share)			10.30
Expired, Weighted-average grant-date fair value (in dollars per share)	21.20	21.20	14.05
Modification, Weighted-average grant-date fair value (in dollars per share)			19.07
Outstanding, Weighted-average grant-date fair value, ending balance (in dollars per share)	12.26	14.28	15.55
Exercisable, Weighted-average grant-date fair value (in dollars per share)	12.55
Weighted-average grant-date fair value
Outstanding at beginning of period, Weighted-average grant date fair value, (in dollars per share)	4.28	4.46	5.87
Forfeitures, Weighted-average fair value (in dollars per share)			2.68
Expired, Weighted-average grant date fair value, (in dollars per share)	5.89	5.28	4.02
Modification, Weighted-average grant date fair value (in dollars per share)			5.30
Outstanding at end of period, Weighted-average grant date fair value, (in dollars per share)	3.81	$ 4.28	$ 4.46
Exercisable, Weighted-average grant date fair value, (in dollars per share)	$ 3.95
Restricted Share Units | 2011 Equity Incentive Plan
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance (in shares)	1,736,845	1,780,997	1,230,210
Annual grant (in shares)	520,393	497,960	865,291
Vested, (in shares)			(172,328)
Forfeited, (in shares)	(117,600)	(180,828)	(142,176)
Number of units outstanding, ending balance (in shares)	1,605,049	1,736,845	1,780,997
Number of units exercisable, ending balance (in shares)	0
Weighted-average strike price
Outstanding, Weighted-average grant-date fair value, beginning balance (in dollars per share)	$ 6.65	$ 6.07	$ 7.96
Annual grant, Weighted-average grant-date fair value (in dollars per share)	8.50	9.20	4.70
Vested, Weighted-average grant-date fair value (in dollars per share)			12.25
Forfeitures, Weighted-average grant-date fair value, (in dollars per share)	7.24	5.99	6.64
Outstanding, Weighted-average grant-date fair value, ending balance (in dollars per share)	7.41	$ 6.65	$ 6.07
Exercisable, Weighted-average grant-date fair value (in dollars per share)	$ 0.00
Restricted Share Units | 2012 Equity Incentive Plan
Restricted Stock Unit Activity [Roll Forward]
Vested, (in shares)	(534,589)	(361,284)
Weighted-average strike price
Vested, Weighted-average grant-date fair value (in dollars per share)	$ 6.01	$ 7.65